Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Right-of-use assets
a.	Right-of-use assets

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$37,437.1	$36,981.0
Buildings	2,946.0	3,103.9
Office equipment	41.6	43.5

	$40,424.7	$40,128.4

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$12,610.7	$2,145.4	$4,579.6

Depreciation of right-of-use assets
Land	$2,119.8	$2,459.1	$2,541.9
Buildings	928.7	976.1	1,114.3
Machinery and equipment	0.9	0.4	-
Office equipment	23.6	23.4	23.3

	$3,073.0	$3,459.0	$3,679.5

Lease liabilities
b.	Lease liabilities

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)
Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$2,810.6	$3,049.0
Noncurrent portion	28,681.8	28,755.3

	$31,492.4	$31,804.3

Ranges of discount rates for lease liabilities are as follows:

	December 31, 2023	December 31, 2024

Land	0.39%-2.30%	0.39%-2.30%
Buildings	0.57%-6.52%	0.40%-6.52%
Office equipment	0.28%-7.13%	0.28%-6.46%

Other lease information
d.	Other lease information

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Expenses relating to short-term leases	$4,731.1	$1,215.1	$181.2

Total cash outflow for leases	$7,618.3	$4,916.9	$3,415.5